RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	$ (37,019)	$ (39,982)
Junior subordinated notes (Note 19)	(8,614)	(7,508)
Long-term debt			$ 200	$ 750
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Unrealized losses on hedged items	3	2
Long-term debt hedged			$ 200	$ 750
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(36,985)	(39,971)
Junior subordinated notes (Note 19)	(8,614)	(7,508)
Total liabilities	(45,599)	(47,479)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(43,187)	(42,284)
Junior subordinated notes (Note 19)	(8,777)	(6,665)
Total liabilities	$ (51,964)	$ (48,949)